AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 31, 2008

SECURITIES ACT FILE NO. 333-152308

INVESTMENT COMPANY ACT FILE NO. 811-07686

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.                      ☒ Post-Effective Amendment No. 1

WESTERN ASSET EMERGING MARKETS INCOME FUND II INC.

(Exact Name of Registrant as Specified in Charter)

55 Water Street

New York, New York 10041

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

1-888-777-0102

(Area Code and Telephone Number)

R. Jay Gerken

Legg Mason & Co., LLC

620 Eighth Avenue, 49th Floor

New York, New York 10018

(Name and Address of Agent for Services)

with copies to:

Sarah E. Cogan, Esq.	Robert I. Frenkel, Esq.
Simpson Thacher & Bartlett LLP	Legg Mason & Co., LLC
425 Lexington Avenue	300 First Stamford Place
New York, New York 10017	Stamford, Connecticut 06902

Calculation of Registration Fee under the Securities Act of 1933:

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Stock ($.001 par value)	4,500,000	$13.95	$62,775,000	$2,467.06	(2)

(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	Previously paid.

EXPLANATORY NOTE

The proxy statement/prospectus and statement of additional information of the Registrant are incorporated by reference to the Registrant’s filing of Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 on September 5, 2008.

PART C

OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Registrant’s Articles of Incorporation and Article VI of the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant is named on a Directors & Officers Insurance Policy which covers all present and future directors and officers of Registrant against loss arising from any civil claim or claims by reason of any actual or alleged error, misstatement, misleading statement, negligent act or omission, or neglect or breach of duty committed while acting as directors or officers of the Registrant.

Item 16. Exhibits

Exhibit No.	Exhibit
1(a)	Articles of Incorporation (filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File Nos. 33-61796 and 811-07686) and incorporated herein by reference).

1(b)	Articles of Amendment (filed as an exhibit to Form NSAR-A (File Nos. 33-61796 and 811-07686) and incorporated herein by reference).

1(c)	Articles of Amendment, dated September 19, 2006 (filed as an exhibit to the Registration Statement on Form N-14 (File Nos. 333-152308 and 811-07686) and incorporated herein by reference).

2	Amended and Restated By-Laws (filed as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File Nos. 33-61796 and 811-07686) and incorporated herein by reference).

3	Not applicable.

4	Form of Agreement and Plan of Reorganization (included in Part A of the Registration Statement on Form N-14 (File Nos. 333-152308 and 811-07686) as filed with the Commission on September 5, 2008 and incorporated herein by reference).

5	Not applicable.

6(a)	Management Agreement between Registrant and Legg Mason Partners Fund Advisor, LLC with respect to Registrant, dated August 1, 2006 (filed as an exhibit to the Registration Statement on Form N-14 (File Nos. 333-152308 and 811-07686) and incorporated herein by reference).

6(b)	Subadvisory Agreement between Legg Mason Partners Fund Advisor, LLC and Western Asset Management Company with respect to Registrant, dated August 1, 2006 (filed as an exhibit to the Registration Statement on Form N-14 (File Nos. 333-152308 and 811-07686) and incorporated herein by reference).

7	Not applicable.

8	Not applicable.

9	Custodian Services Agreement with State Street Bank and Trust Company, dated January 1, 2007 (filed as an exhibit to the Registration Statement on Form N-14 (File Nos. 333-152308 and 811-07686) and incorporated herein by reference).

Exhibit No.	Exhibit
10	Not applicable.

11	Opinion of DLA Piper US LLP as to the legality of the securities being registered (filed as an exhibit to the Registration Statement on Form N-14 (File Nos. 333-152308 and 811-07686) as filed with the Commission on September 5, 2008 and incorporated herein by reference).

12	Opinion of Simpson Thacher & Bartlett LLP supporting tax matters and consequences to stockholders discussed in the Proxy Statement/Prospectus (filed herewith).

13	Not applicable.

14	Consent of Independent Registered Public Accounting Firm (filed as an exhibit to the Registration Statement on Form N-14 (File Nos. 333-152308 and 811-07686) as filed with the Commission on September 5, 2008 and incorporated herein by reference).

15	Not applicable.

16	Power of Attorney (filed as an exhibit to the Registration Statement on Form N-14 (File Nos. 333-152308 and 811-07686) and incorporated herein by reference).

17(a)	Form of Proxy Card (filed as an exhibit to the Registration Statement on Form N-14 (File Nos. 333-152308 and 811-07686) and incorporated herein by reference).

17(b)	Code of Ethics (filed as an exhibit to the Registration Statement on Form N-14 (File Nos. 333-152308 and 811-07686) and incorporated herein by reference).

17(c)	Transfer Agency and Services Agreement with American Stock Transfer, Inc., dated March 20, 2006 (filed as an exhibit to the Registration Statement on Form N-14 (File Nos. 333-152308 and 811-07686) and incorporated herein by reference).

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the registration statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 31st day of October 2008.

WESTERN ASSET EMERGING MARKETS INCOME FUND II INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken Chairman, Chief Executive Officer and President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ R. Jay Gerken R. Jay Gerken	Chairman, Chief Executive Officer, President and Director (Principal Executive Officer)	October 31, 2008

	/s/ Kaprel Ozsolak Kaprel Ozsolak	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	October 31, 2008

	/s/ Carol L. Colman* Carol L. Colman	Director	October 31, 2008

	/s/ Daniel P. Cronin* Daniel P. Cronin	Director	October 31, 2008

	/s/ Paolo M. Cucchi* Paolo M. Cucchi	Director	October 31, 2008

	/s/ Leslie H. Gelb* Leslie H. Gelb	Director	October 31, 2008

	/s/ William R. Hutchinson* William R. Hutchinson	Director	October 31, 2008

	/s/ Dr. Riordan Roett* Dr. Riordan Roett	Director	October 31, 2008

	/s/ Jeswald W. Salacuse* Jeswald W. Salacuse	Director	October 31, 2008

*By:	/s/ R. Jay Gerken R. Jay Gerken, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

12	Opinion of Simpson Thacher & Bartlett LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus